Income Taxes -Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss	$ 13,867	$ 4,363
Accrued bonus	487	230
Tax credits	3,098	574
Stock-based compensation	213
Deferred rent	1,647
Others	98	73
Gross deferred tax assets	19,410	5,240
Less valuation allowance	(17,286)	(5,026)
Total deferred tax assets	2,124	214
Deferred tax liabilities:
Depreciation and amortization	(2,124)	(214)
Gross deferred tax liabilities	(2,124)	(214)
Deferred tax assets, net	$ 0	$ 0